Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Percentage of increase the ownership of certain shareholders over the three year period
Percentage Of Increase The Ownership Of Certain Shareholders Over The Three Year Period		50.00%
Increase (decrease) in the valuation allowance		$ 9,400,000	$ 9,600,000
Research Tax Credit Carryforward
Percentage of increase the ownership of certain shareholders over the three year period
Tax Credit Carryforward, Amount	$ 15,000	15,000	$ 134,000
Federal Tax Authority [Member]
Percentage of increase the ownership of certain shareholders over the three year period
Operating Loss Carryforwards	21,400,000	21,400,000
Federal Tax Authority [Member] | Indefinitely [Member]
Percentage of increase the ownership of certain shareholders over the three year period
Operating Loss Carryforwards	98,700,000	98,700,000
Federal Tax Authority [Member] | Research Tax Credit Carryforward
Percentage of increase the ownership of certain shareholders over the three year period
Tax Credit Carryforward, Amount	$ 6,500,000	$ 6,500,000
Federal Tax Authority [Member] | Minimum [Member]
Percentage of increase the ownership of certain shareholders over the three year period
Operating Loss Carry forwards Expiration Year	2028 years
Federal Tax Authority [Member] | Maximum [Member]
Percentage of increase the ownership of certain shareholders over the three year period
Operating Loss Carry forwards Expiration Year	2029 years